Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31, 2026	December 31, 2025
Accrued interest	$57,591,492	$49,989,414
Accrued separation expense	10,675,814	5,862,500
Other accrued expenses	3,535,457	5,076,951
Accrued expenses and other current liabilities	$71,802,763	$60,928,865

NOTE 6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2025	December 31, 2024
Accrued interest	$49,989,414	$19,362,859
Other accrued expenses	8,242,451	1,001,804
Accrued expenses and other current liabilities	$58,231,865	$20,364,663